UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-8211

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	09/30/2012

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
21	Proxy Results
22	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Money Market Fund covers the six-month period ended September 30, 2012. During the reporting period, the fund’s Prime shares produced an annualized yield of 0.17%, and its Reserve shares produced an annualized yield of 0.11%.Taking into account the effects of compounding, the fund’s Prime and Reserve shares also produced annualized effective yields of 0.17% and 0.11%, respectively, for the same period.1

Yields of money market instruments remained near historical lows throughout the reporting period as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged amid sluggish economic growth.

Economic Recovery Proved Erratic

The reporting period began in the immediate wake of encouraging signs in the U.S. economy, including a decrease in the unemployment rate to 8.2% and job gains exceeding 200,000 per month. What’s more, struggling housing markets appeared to have finally reached a bottom. As a result, investors became more tolerant of risks, and they began to turn their attention away from traditional safe havens and toward riskier asset classes and market sectors.

However, the economic expansion began to moderate in April with the release of more mixed data. Manufacturing activity continued to increase, and the unemployment rate dipped to 8.1%, but only 77,000 jobs were added to the labor force. In addition, it was announced that first-quarter GDP growth had fallen to an anemic 2.0% annualized rate. May brought another month of subpar job creation and an uptick in the unemployment rate to 8.2%.While manufacturing activity continued to improve, it did so at a slower pace. Meanwhile, a resurgent debt crisis in Europe dominated the headlines when austerity measures encountered political resistance in several countries. The U.S. manufacturing sector contracted in June for the first time in three years, with weakness especially evident in new orders. On the other hand, U.S. housing prices climbed for the first time in seven months, and new unemployment claims fell. However, for the second quarter of 2012 overall, U.S. economic growth slowed to a disappointing 1.3% annualized rate.

The economy added 181,000 jobs in July, more than most analysts expected, but the unemployment rate climbed to 8.3% as more people entered the workforce. Meanwhile, manufacturing activity contracted for the second straight month, and economists became concerned about the potential consequences of a major drought in the Midwest.

Data in August showed higher sales and prices in U.S. housing markets. Unemployment claims remained flat, and more than 140,000 new jobs were created during the month. Meanwhile, personal income and expenditures rose modestly. Corporate earnings generally proved healthier than expected, as a majority of companies met or exceeded analysts’ earnings targets.

The economic recovery seemed to gain a degree of traction in September, with the addition of 114,000 new jobs and a sharp drop in the unemployment rate to 7.8%, its lowest level since January 2009. The manufacturing sector rebounded after posting three months of modest declines, and the service sector posted its 33rd consecutive month of expansion. In the housing market, sales prices reached their highest levels, on average, in approximately five years. However, consumer spending showed evidence of weakness, and many economists, investors and business executives grew increasingly concerned about the possibility that a gridlocked Congress might not reach agreement on ways to prevent the “fiscal cliff” of automatic tax hikes and spending reductions scheduled for year-end.

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments hovered near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum

The Fund	3

LETTER TO SHAREHOLDERS (continued)

remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail.

We have maintained the fund’s weighted average maturity in a position we consider to be shorter than industry averages, and we have kept our focus on well-established issuers that historically have demonstrated good liquidity characteristics, including banks in Australia, Canada and Japan, but relatively few in Europe.

In the reporting period’s final month, the Fed signaled its intention to take additional steps to boost employment and stimulate growth, including an extension of OperationTwist, a new round of quantitative easing and the likelihood that short-term interest rates would remain near historical lows at least until mid-2015. Therefore, we intend to maintain the fund’s focus on quality and liquidity.

October 15, 2012

New York, NY

An investment in Dreyfus Institutional Preferred Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from April 1, 2012 to September 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2012
	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$.50	$ .80
Ending value (after expenses)	$1,000.80	$1,000.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2012
	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$.51	$ .81
Ending value (after expenses)	$1,024.57	$ 1,024.27

† Expenses are equal to the fund’s annualized expense ratio of .10% for Prime Shares and .16% for Reserve Shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund	5

STATEMENT OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—26.4%	Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.56%, 10/1/12	130,000,000	[a]	130,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.33%, 11/20/12	350,000,000		350,000,000
Chase Bank USA
0.20%, 11/20/12	125,000,000		125,000,000
Mizuho Corporate Bank (Yankee)
0.31%—0.32%, 12/5/12—12/12/12	350,000,000		350,000,000
Norinchukin Bank (Yankee)
0.37%, 11/20/12	350,000,000		350,000,000
Skandinaviska Enskilda Banken (Yankee)
0.31%, 12/3/12	200,000,000	[b]	200,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.50%, 10/18/12	400,000,000	[b]	400,000,000
Westpac Banking Corp. (Yankee)
0.54%—0.58%, 10/1/12	400,000,000	[a,b]	400,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,305,000,000)			2,305,000,000

Commercial Paper—7.2%
ASB Finance Ltd.
0.49%, 10/11/12	75,000,000	[a,b]	75,000,000
Bank of Nova Scotia
0.05%, 10/1/12	250,000,000		250,000,000
General Electric Capital Corp.
0.40%, 12/13/12	175,000,000		174,858,056
General Electric Co.
0.10%, 10/1/12	125,000,000		125,000,000
Total Commercial Paper
(cost $624,858,056)			624,858,056

Asset-Backed Commercial Paper—6.7%
Alpine Securitization Corp.
0.35%, 3/18/13	50,000,000	[b]	49,918,333

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)		Value ($)
Atlantis One Funding Corp.
0.27%, 12/28/12	350,000,000	[b]	349,769,000
CHARTA
0.22%, 10/23/12	100,000,000	[b]	99,986,556
Govco
0.15%, 10/1/12	85,500,000	[b]	85,500,000
Total Asset-Backed Commercial Paper
(cost $585,173,889)			585,173,889

Time Deposits—29.4%
Bank of America N.A. (Grand Cayman)
0.01%, 10/1/12	258,000,000		258,000,000
Commonwealth Bank of Australia (Grand Cayman)
0.06%, 10/1/12	300,000,000		300,000,000
Deutsche Bank AG (Grand Cayman)
0.12%, 10/1/12	400,000,000		400,000,000
DnB Bank (Grand Cayman)
0.10%, 10/1/12	400,000,000		400,000,000
Nordea Bank Finland (Grand Cayman)
0.08%, 10/1/12	400,000,000		400,000,000
Svenska Handelsbanken (Grand Cayman)
0.08%, 10/1/12	400,000,000		400,000,000
Swedbank (Grand Cayman)
0.10%, 10/1/12	400,000,000		400,000,000
Total Time Deposits
(cost $2,558,000,000)			2,558,000,000

U.S. Government Agencies—5.7%
Federal Home Loan Bank
0.32%, 10/1/12	250,000,000	[a]	249,999,377
Federal Home Loan Mortgage Corp.
0.36%, 10/1/12	250,000,000	[a,c]	249,979,102
Total U.S. Government Agencies
(cost $499,978,479)			499,978,479

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements—24.6%	Amount ($)	Value ($)
ABN AMRO Bank N.V.
0.20%-0.21%, dated 9/28/12,
due 10/1/12 in the amount of
$1,350,022,917 (fully collateralized
by $40,070,481 Federal Farm Credit
Bank, 2.63%-5.13%, due 4/17/14-8/25/16,
value $43,322,937, $33,000,000 Federal
Home Loan Bank, 0.38%, due 1/29/14,
value $33,078,031, $267,863,000
Federal Home Loan Mortgage Corp.,
0.50%-5%, due 12/20/13-2/1/41,
value $242,604,450, $216,334,719
Federal National Mortgage Association,
3.50%-5%, due 8/1/32-8/1/41,
value $190,995,302, $344,501,200
U.S. Treasury Inflation Protected Securities,
0.63%-2.63%, due 7/15/14-7/15/21,
value $431,849,926 and $413,548,400
U.S. Treasury Notes, 1%-3.25%,
due 7/15/13-5/31/16,
value $435,150,092)	1,350,000,000	1,350,000,000
Barclays Capital, Inc.
0.20%, dated 9/28/12, due 10/1/12
in the amount of $300,005,000
(fully collateralized by $290,504,700
U.S. Treasury Notes, 2.38%,
due 10/31/14, value $306,000,001)	300,000,000	300,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Credit Suisse Securities LLC
0.21%, dated 9/28/12, due 10/1/12 in the
amount of $500,008,750 (fully collateralized by
$550,344,123 Government National Mortgage
Association, 1.63%-4%, due 5/20/32-11/20/41,
value $267,549,582 and $242,601,100
U.S. Treasury Bills, due 1/10/13-9/19/13,
value $242,451,358)	500,000,000	500,000,000
Total Repurchase Agreements
(cost $2,150,000,000)		2,150,000,000

Total Investments (cost $8,723,010,424)	100.0%	8,723,010,424

Cash and Receivables (Net)	.0%	660,753

Net Assets	100.0%	8,723,671,177

a	Variable rate security—interest rate subject to periodic change.
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At September 30, 2012, these securities amounted to $1,660,173,889 or 19.0% of net assets.

c

The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	59.5	Finance	3.5
Repurchase Agreements	24.6	Asset-Backed/
U.S. Government Agencies	5.7	Multi-Seller Programs	1.1
Asset-Backed/Banking	5.6		100.0

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase agreements
of $2,150,000,000)—Note 1(b)	8,723,010,424	8,723,010,424
Cash		608,577
Interest receivable		2,275,654
		8,725,894,655
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		634,216
Payable for shares of Beneficial Interest redeemed		1,589,262
		2,223,478
Net Assets ($)		8,723,671,177
Composition of Net Assets ($):
Paid-in capital		8,723,563,978
Accumulated net realized gain (loss) on investments		107,199
Net Assets ($)		8,723,671,177

Net Asset Value Per Share
	Prime Shares	Reserve Shares
Net Assets ($)	8,108,636,782	615,034,395
Shares Outstanding	8,108,553,614	615,010,364
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2012 (Unaudited)

Investment Income ($):
Interest Income	11,928,968
Expenses:
Management fee—Note 2(a)	4,449,865
Service Plan fees(Reverse Shares)—Note 2(b)	191,714
Trustees’ fees—Note 2(a,c)	123,929
Legal fees—Note 2(a)	10,072
Total Expenses	4,775,580
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,c)	(123,929)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(10,072)
Net Expenses	4,641,579
Investment Income—Net	7,287,389
Net Realized and Unrealized Gain
(Loss) on Investments—Note 1(b) ($):	45,648
Net Increase in Net Assets Resulting from Operations	7,333,037

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012
Operations ($):
Investment income—net	7,287,389	14,680,255
Net realized gain (loss) on investments	45,648	327,871
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,333,037	15,008,126
Dividends to Shareholders from ($):
Investment income—net:
Prime Shares	(6,944,232)	(13,870,903)
Reserve Shares	(343,157)	(809,352)
Total Dividends	(7,287,389)	(14,680,255)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Prime Shares	22,223,424,964	45,247,603,385
Reserve Shares	1,457,366,583	6,251,829,692
Dividends reinvested:
Prime Shares	3,858,490	5,783,717
Reserve Shares	343,157	798,525
Cost of shares redeemed:
Prime Shares	(23,515,540,926)	(47,427,919,855)
Reserve Shares	(2,422,492,976)	(5,916,727,281)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,253,040,708)	(1,838,631,817)
Total Increase (Decrease) in Net Assets	(2,252,995,060)	(1,838,303,946)
Net Assets ($):
Beginning of Period	10,976,666,237	12,814,970,183
End of Period	8,723,671,177	10,976,666,237

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2012				Year Ended March 31,
Prime Shares	(Unaudited)		2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001		.001	.003	.003	.022	.049
Distributions:
Dividends from
investment
income—net	(.001)		(.001)	(.003)	(.003)	(.022)	(.049)
Net asset value,
end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)	.16	[b]	.15	.26	.33	2.19	5.04
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.10	[b]	.10	.10	.12	.12	.10
Ratio of net expenses
to average net assets	.10	[b]	.10	.10	.12	.12	.10
Ratio of net investment
income to average
net assets	.17	[b]	.15	.26	.32	2.38	4.84
Net Assets,
end of period
($ x 1,000)	8,108,637		9,396,853	11,571,089	8,878,284	8,426,342	14,543,795

a	The fund commenced offering two classes of shares on December 7, 2007.The existing shares were redesignated
Prime Shares.
b	Annualized.
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2012					Year Ended March 31,
Reserve Shares	(Unaudited)		2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001		.001	.002	.003	.021	.013
Distributions:
Dividends from
investment income—net	(.001)		(.001)	(.002)	(.003)	(.021)	(.013)
Net asset value,
end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)	.10	[b]	.09	.20	.28	2.13	4.22	[b]
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.16	[b]	.16	.16	.18	.18	.16	[b]
Ratio of net expenses
to average net assets	.16	[b]	.16	.16	.18	.18	.16	[b]
Ratio of net investment
income to average
net assets	.11	[b]	.09	.20	.29	2.09	4.19	[b]
Net Assets, end of period
($ x 1,000)	615,034		1,579,813	1,243,881	1,263,221	392,929	50

a	From December 7, 2007 (commencement of initial offering) to March 31, 2008.
b	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Prime shares and Reserve shares. Prime shares and Reserve shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	8,723,010,424
Level 3—Significant Unobservable Inputs	—
Total	8,723,010,424
† See Statement of Investments for additional detailed categorizations.

At September 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2012 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, the Manager has agreed to pay all of the fund’s expenses except for the management fee, Service Plan fees, brokerage commissions, taxes, Trustees fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees fees and expenses of independent counsel of the fund.

(b) Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Reserve shares pay the Distributor at the annual rate of .06% of the value of Reserve shares average daily net assets for distributing Reserve shares, for advertising and marketing relating to Reserve shares and for providing certain services to shareholders of Reserve

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shares. The services provided include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealer, financial institution or other industry professional) in respect of those services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2012, Reserve shares were charged $191,714 pursuant to the Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $603,465 and Service Plan fees $30,751.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	5,621,805,220		0
Nathan Leventhal†	5,621,805,220		0
Benaree Pratt Wiley†	5,621,805,220		0

† Each of the above Board Members were duly elected by shareholders at the fund’s August 3, 2012 shareholder meeting. Nathan Leventhal and Benaree Pratt Wiley were existing Board Members previously having been elected by the fund’s Board. In addition, Clifford L.Alexander, Jr., Joseph S. DiMartino,Whitney I. Gerard and George L.
Perry continue as Board Members of the Company.

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 18 and 19, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, ranking in the first quartile of the Performance Universe for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
17	Proxy Results
18	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Plus Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Plus Money Market Fund covers the six-month period ended September 30, 2012. During the reporting period, the fund produced an annualized yield of 0.12%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.12% for the same period.1

Yields of money market instruments remained near historical lows throughout the reporting period as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged amid sluggish economic growth.

Economic Recovery Proved Erratic

The reporting period began in the immediate wake of encouraging signs in the U.S. economy, including a decrease in the unemployment rate to 8.2% and job gains exceeding 200,000 per month. What’s more, struggling housing markets appeared to have finally reached a bottom. As a result, investors became more tolerant of risks, and they began to turn their attention away from traditional safe havens and toward riskier asset classes and market sectors.

However, the economic expansion began to moderate in April with the release of more mixed data. Manufacturing activity continued to increase, and the unemployment rate dipped to 8.1%, but only 77,000 jobs were added to the labor force. In addition, it was announced that first-quarter GDP growth had fallen to an anemic 2.0% annualized rate. May brought another month of subpar job creation and an uptick in the unemployment rate to 8.2%.While manufacturing activity continued to improve, it did so at a slower pace. Meanwhile, a resurgent debt crisis in Europe dominated the headlines when austerity measures encountered political resistance in several countries. The U.S. manufacturing sector contracted in June for the first time in three years, with weakness especially evident in new orders. On the other hand, U.S. housing prices climbed for the first time in seven months, and new unemployment

2

claims fell. However, for the second quarter of 2012 overall, U.S. economic growth slowed to a disappointing 1.3% annualized rate.

The economy added 181,000 jobs in July, more than most analysts expected, but the unemployment rate climbed to 8.3% as more people entered the workforce. Meanwhile, manufacturing activity contracted for the second straight month, and economists became concerned about the potential consequences of a major drought in the Midwest.

Data in August showed higher sales and prices in U.S. housing markets. Unemployment claims remained flat, and more than 140,000 new jobs were created during the month. Meanwhile, personal income and expenditures rose modestly. Corporate earnings generally proved healthier than expected, as a majority of companies met or exceeded analysts’ earnings targets.

The economic recovery seemed to gain a degree of traction in September, with the addition of 114,000 new jobs and a sharp drop in the unemployment rate to 7.8%, its lowest level since January 2009. The manufacturing sector rebounded after posting three months of modest declines, and the service sector posted its 33rd consecutive month of expansion. In the housing market, sales prices reached their highest levels, on average, in approximately five years. However, consumer spending showed evidence of weakness, and many economists, investors and business executives grew increasingly concerned about the possibility that a gridlocked Congress might not reach agreement on ways to prevent the “fiscal cliff” of automatic tax hikes and spending reductions scheduled for year-end.

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments hovered near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail.

The Fund	3

LETTER TO SHAREHOLDERS (continued)

We have maintained the fund’s weighted average maturity in a position we consider to be shorter than industry averages, and we have kept our focus on well-established issuers that historically have demonstrated good liquidity characteristics, including banks in Australia, Canada and Japan, but relatively few in Europe.

In the reporting period’s final month, the Fed signaled its intention to take additional steps to boost employment and stimulate growth, including an extension of OperationTwist, a new round of quantitative easing and the likelihood that short-term interest rates would remain near historical lows at least until mid-2015. Therefore, we intend to maintain the fund’s focus on quality and liquidity.

October 15, 2012

New York, NY

An investment in Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”)
is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been lower absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from April 1, 2012 to September 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2012

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$ 1,000.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2012

Expenses paid per $1,000†	$ .00
Ending value (after expenses)	$ 1,025.07

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund	5

STATEMENT OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—25.2%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.15%, 10/12/12	35,000,000		35,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.17%, 10/18/12	20,000,000		20,001,793
Citibank N.A. (Yankee)
0.21%, 10/11/12	40,000,000		40,000,000
Deutsche Bank AG (Yankee)
0.16%, 10/11/12	40,000,000		40,000,000
Mitsubishi Trust and Banking Corp. (Yankee)
0.18%, 11/1/12	25,000,000		25,000,000
Mizuho Corporate Bank (Yankee)
0.17%, 10/11/12	40,000,000		40,000,000
Norinchukin Bank (Yankee)
0.17%, 10/17/12	35,000,000		35,000,000
State Street Bank and Trust Co.
0.20%, 12/14/12	12,000,000		12,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.17%, 10/11/12	20,000,000	[a]	20,000,000
Svenska Handelsbanken (Yankee)
0.19%, 11/13/12	15,000,000	[a]	15,000,715
Toronto Dominion Bank (Yankee)
0.17%, 10/10/12	35,000,000		35,000,000
Total Negotiable Bank Certificates of Deposit
(cost $317,002,508)			317,002,508

Commercial Paper—4.8%
Barclays U.S. Funding
0.05%, 10/1/12	25,000,000		25,000,000
Sumitomo Mitsui Banking Corporation
0.16%, 10/5/12	35,000,000	[a]	34,999,378
Total Commercial Paper
(cost $59,999,378)			59,999,378

Time Deposits—2.5%
DnB Bank (Grand Cayman)
0.05%, 10/1/12
(cost $31,000,000)	31,000,000		31,000,000

6

	Principal
U.S. Government Agency—4.0%	Amount ($)	Value ($)
Federal National Mortgage Association
0.07%, 10/1/12
(cost $50,000,000)	50,000,000 [b]	50,000,000

U.S. Treasury Bills—63.5%
0.08%—0.10%, 10/18/12—12/6/12
(cost $799,873,299)	800,000,000	799,873,299
Total Investments (cost $1,257,875,185)	100.0%	1,257,875,185
Liabilities, Less Cash and Receivables	(.0%)	(5,712)
Net Assets	100.0%	1,257,869,473

a

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At September 30, 2012, these securities amounted to $70,000,093 or 5.6% of net assets.

b

The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government/Agency	67.5	Banking	32.5
			100.0
† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,257,875,185	1,257,875,185
Interest receivable		43,682
Due from The Dreyfus Corporation and affiliates—Note-2(b)		5,040
		1,257,923,907
Liabilities ($):
Cash overdraft due to Custodian		54,434
Net Assets ($)		1,257,869,473
Composition of Net Assets ($):
Paid-in capital		1,257,870,009
Accumulated net realized gain (loss) on investments		(536)
Net Assets ($)		1,257,869,473
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		1,257,870,009
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2012 (Unaudited)

Investment Income ($):
Interest Income	750,725
Expenses:
Management fee—Note 2(a)	652,232
Trustees’ fees—Note 2(a,c)	18,589
Legal fees—Note 2(a)	1,233
Total Expenses	672,054
Less—reduction in expenses due to undertaking—Note 2(a)	(652,232)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,c)	(18,589)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(1,233)
Net Expenses	0
Investment Income—Net	750,725
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	2,809
Net Increase in Net Assets Resulting from Operations	753,534

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012
Operations ($):
Investment income—net	750,725	902,140
Net realized gain (loss) on investments	2,809	(3,345)
Net Increase (Decrease) in Net Assets
Resulting from Operations	753,534	898,795
Dividends to Shareholders from ($):
Investment income—net	(750,725)	(902,140)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	3,082,113,732	8,789,676,683
Cost of shares redeemed	(3,135,685,791)	(8,430,254,519)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(53,572,059)	359,422,164
Total Increase (Decrease) in Net Assets	(53,569,250)	359,418,819
Net Assets ($):
Beginning of Period	1,311,438,723	952,019,904
End of Period	1,257,869,473	1,311,438,738

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2012				Year Ended March 31,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001		.001	.002	.001	.015	.046
Distributions:
Dividends from
investment income—net	(.001)		(.001)	(.002)	(.001)	(.015)	(.046)
Net asset value,
end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)	.12	[a]	.08	.21	.14	1.50	4.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10	[a]	.10	.10	.12	.12	.10
Ratio of net expenses
to average net assets	.00	[a]	.00	.00	.02	.02	.00
Ratio of net investment
income to average
net assets	.12	[a]	.08	.20	.14	1.59	4.68
Net Assets, end of period
($ x 1,000)	1,257,869		1,311,439	952,020	739,015	725,259	710,716

a Annualized.
See notes to financial statements.

The Fund	11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At September 30, 2012, all of the fund’s outstanding shares were held by other Dreyfus funds. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements

12

is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,257,875,185
Level 3—Significant Unobservable Inputs	—
Total	1,257,875,185
† See Statement of Investments for additional detailed categorizations.

At September 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

14

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused short-term capital loss carryover of $3,345 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2012. These post-enactment short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2012 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, the Manager has agreed to pay all of the fund’s expenses except the management fee, taxes, brokerage commissions, Trustees fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees fees and expenses of independent counsel of the fund.

The Manager had undertaken from April 1, 2012 through September 30, 2012 to waive its management fee.The reduction in expenses, pursuant to the undertaking, amounted to $652,232 during the period ended September 30, 2012.The waiver is voluntary, not contractual and can be terminated at any time.

(b)The components of “Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $118,358, which are offset against an expense reimbursement currently in effect in the amount $123,398.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

16

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	5,621,805,220		0
Nathan Leventhal†	5,621,805,220		0
Benaree Pratt Wiley†	5,621,805,220		0

† Each of the above Board Members were duly elected by shareholders at the fund’s August 3, 2012 shareholder meeting. Nathan Leventhal and Benaree Pratt Wiley were existing Board Members previously having been elected by the fund’s Board. In addition, Clifford L.Alexander, Jr., Joseph S. DiMartino,Whitney I. Gerard and George L.
Perry continue as Board Members of the Company.

The Fund	17

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 18 and 19, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

18

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for four of the six periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses (which were both zero due to a fee waiver arrangement) were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

The Fund	19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and

20

whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

22

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds;

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 20, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	November 20, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)